CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 737,404	$ 569,298	$ 1,989,419
Accounts receivable			74,310
Accounts receivable, related party	0	177,519	163,366
Grants and other receivables		150,000
Prepaid expenses	32,614	62,300	2,667
Total current assets	774,052	959,117	2,229,762
Oil and natural gas properties, net	118,255,432	79,695,928	45,663,470
Other assets	80,179	80,179	25,000
TOTAL ASSETS	119,109,663	80,735,224	47,918,232
Current liabilities:
Accounts payable	1,271,140	3,891,649	2,828,326
Accounts payable - Meta		2,573,724
Note payable - Meta		20,000,000	12,500,000
Note Payable - Related Party	19,000,000	2,000,000
Accrued interest payable	2,511,173	1,571,336	208,889
Total current liabilities	44,371,675	30,036,709	15,537,215
Asset retirement obligations	258,802	246,866	21,937
Total liabilities	44,630,477	30,283,575	15,559,152
Stockholders’ equity:
Preferred stock, par value $0.0001, 50,000,000 shares authorized; -0- issued and outstanding June 30, 2023 and December 31, 2022
Common stock, par value $0.0001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at June 30, 2023; 165,472,241 issued and outstanding at December 31, 2022	99,905	16,547
Additional paid-in capital	80,133,023	51,345,640	100,546,596
Accumulated deficit	(5,753,742)	(910,538)	(68,187,516)
Total stockholders’ equity	74,479,186	50,451,649	32,359,080
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	119,109,663	80,735,224	$ 47,918,232
Prepayments - development costs	4,034	150,000
Accounts and Note Payable - Meta	$ 21,589,362	$ 22,573,724